SCHEDULE OF STATEMENT OF COMPREHENSIVE INCOME (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ (108,751)	$ 144,028	$ (217,936)	$ 337,435	$ 369,038	$ (298,009)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 7,567,254	$ (281,428)	$ 14,331,576	$ 226,101	$ 6,198,016	(61,423)
Adjustment B Correction [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent						351,279
Adjustment H [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest						$ 183,762